Related party transactions - Breakdown of Sales Transactions and Expenses with Kyrgyzaltan (Details) - Kyrgyzaltyn - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Gross gold and silver sales to Kyrgyzaltyn	$ 0	$ 265,407
Deduct: refinery and financing charges	0	(1,248)
Net revenue received from Kyrgyzaltyn	$ 0	$ 264,159